Material Accounting Policies and Judgments	12 Months Ended
Mar. 31, 2026
Accounting policies, accounting estimates and errors [Abstract]
Material Accounting Policies and Judgments	Material Accounting Policies and Judgments
Preparation of these consolidated financial statements requires management to make certain judgments, estimates and assumptions based on existing knowledge that affect the application of accounting policies and reported amounts and disclosures. Actual results could differ from these estimates and assumptions. Management has, to the extent reasonable, incorporated known facts and circumstances into estimates made, however actual results could differ from those estimates and those differences could be material. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Refer to Note 5 for revisions to inventory estimates during the year ended March 31, 2026.
Material accounting policies, which affect the consolidated financial statements as a whole, as well as key accounting estimates and areas of significant judgment are highlighted in this section. This note also describes changes in accounting policies, new accounting standards adopted during the current year and upcoming accounting pronouncements, which are not yet effective but are expected to impact the Company’s consolidated financial statements in the future. Accounting policies, estimates, or judgments that have a significant effect on the amounts recognized in the financial statements include, biological assets (Note 4), inventory (Note 5), impairment of non-financial assets (Note 5, Note 7, and Note 9), share-based compensation (Note 13), deferred taxes (Note 17), segmented information (Note 16) and the fair value of financial instruments (Note 21).

(a)    Basis of Presentation and Measurement

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). Unless otherwise noted, all amounts are presented in thousands of Canadian dollars, except share and per share data.

The Company has reclassified certain comparative balances to conform with the current period’s presentation.

These consolidated financial statements were approved and authorized for issue by the Board of Directors of the Company on June 10, 2026.

The consolidated financial statements have been prepared on the historical cost basis, with the exception of certain financial instruments and biological assets, which are measured at fair value, as explained in the accounting policies set out below. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

The Company has prepared the consolidated financial statements on the basis that it will continue to operate as a going concern.
(b)    Basis of Consolidation

These consolidated financial statements include the financial results of the Company and its subsidiaries. Subsidiaries include entities which are wholly-owned as well as entities over which Aurora has the authority or ability to exert control over the investee’s financial and/or operating decisions (i.e. control), which in turn may affect the Company’s exposure or rights to the variable returns from the investee. The consolidated financial statements include the operating results of acquired or disposed entities from the date control is obtained or the date control is lost, respectively. All intercompany balances and transactions are eliminated upon consolidation.
The Company’s principal subsidiaries during the year ended March 31, 2026 are as follows:

Major subsidiaries	Domicile	Principal Activity	Percentage Ownership	Functional Currency
Aurora Cannabis Enterprises Inc.	Canada	Propagation and distribution	100%	Canadian Dollar
Aurora Deutschland GmbH	Germany	Propagation and distribution	100%	European Euro
Thrive Cannabis Inc.	Canada	Propagation facility	100%	Canadian Dollar
Whistler Medical Marijuana Corporation	Canada	Propagation facility	100%	Canadian Dollar
CannaHealth Therapeutics Inc.	Canada	Patient counselling	100%	Canadian Dollar
ACB Captive Insurance Company Inc.	Canada	Insurance	100%	Canadian Dollar
Indica Industries Pty Ltd. (“MedReleaf Australia”)	Australia	Distribution of cannabis	100%	Australian Dollar

All shareholdings are of ordinary shares or other equity. Other subsidiaries, while included in the consolidated financial statements, are not material and have not been reflected in the table above. On February 17, 2026, the Company disposed of its 50.1% controlling interest in Bevo Agtech Inc. (“Bevo”), the sole parent of Bevo Farms Ltd. (“Bevo Farms” or “Plant Propagation”).
(c) Discontinued Operations

The Company reports financial results for discontinued operations separately from continuing operations to distinguish the financial impact of disposal transactions from ongoing operations. Discontinued operations reporting occurs when the disposal of a component or a group of components of the Company represents a separate major line of business or geographical area of operations that will have an impact on the Company’s operations and financial results, and where the operations and cash flows can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the Company.

The results of discontinued operations are excluded from both continuing operations and business segment information in the consolidated financial statements and the notes to the consolidated financial statements, unless otherwise noted, and are presented net of tax in the consolidated statements of income (loss) and comprehensive income (loss) for the current and comparative periods. Refer to Note 6(b) discontinued operations.

(d)    Foreign Currency Translation

The Company’s functional currency is the Canadian dollar. Transactions undertaken in foreign currencies are translated into Canadian dollars at daily exchange rates prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates and non-monetary items are translated at historical exchange rates. Realized and unrealized exchange gains and losses are recognized in the consolidated statements of income (loss) and comprehensive income (loss).

The assets and liabilities of foreign operations are translated into Canadian dollars using period-end exchange rates. Income, expenses, and cash flows of foreign operations are translated into Canadian dollars using average exchange rates. Exchange differences resulting from the translation of foreign operations into Canadian dollars are recognized in other comprehensive income (loss) and accumulated in equity.

(e)    Cash and Cash Equivalents

Cash and cash equivalents are financial assets that are measured at amortized cost, which approximate fair value. Cash and cash equivalents includes cash deposits in financial institutions and other deposits that are highly liquid and readily convertible into cash. Included in cash and cash equivalents is $5.7 million (March 31, 2025 – $6.6 million), held to satisfy minimum statutory requirements for self-insurance.

(f) Restricted Cash

Restricted cash is a financial asset measured at amortized cost, which approximates fair value. Restricted cash includes deposits for self-insurance through a segregated cell captive, cash collateral held for letters of credit and corporate credit cards.

(g) Short-term Investments

Short-term investments consist of highly liquid financial instruments with insignificant risk of changes in value. These investments are measured at fair value through profit or loss. The Company invests only in instruments permitted under its investment policy which prioritizes liquidity, preservation of capital and return.

(h)    Provisions

The Company recognizes a provision if there is a present legal or constructive obligation as a result of a past event, it is probable that the Company will be required to settle that obligation and the obligation can be reliably estimated. The amount recognized as a provision reflects management’s best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation.
(i) New Accounting Pronouncements Not Yet Adopted

The following IFRS standards have been issued by the IASB. Pronouncements that are irrelevant or not expected to have a significant impact have been excluded.

IFRS 18 Presentation and Disclosures in Financial Statements

IFRS 18, Presentation and Disclosures in Financial Statements, replaces IAS 1, Presentation of Financial Statements for reporting periods beginning on or after January 1, 2027, including for interim financial statements with retrospective application. IFRS 18 introduces a specified structure for the income statement by requiring income and expenses to be presented into the three defined categories of operating, investing and financing, and by specifying certain defined totals and subtotals.

Where company-specific measures related to the income statement are provided, IFRS 18 requires companies to disclose explanations around these measures, which are referred to as management defined performance measures. IFRS 18 also provides additional guidance on principles of aggregation and disaggregation which apply to the primary financial statements and the notes. The Company intends to adopt IFRS 18 upon its mandatory effective date and is currently assessing the impact of the Standard on its consolidated financial statements. The Company expects that its consolidated statements of income and comprehensive income will require further disaggregation, including the addition of new subtotals not currently presented and the potential for additional categories of operating expenses requiring disclosure on the face of the consolidated statements of income and comprehensive income. The Company also expects its consolidated statements of cash flows will be impacted by the application of IFRS 18, since it applies the indirect method for presenting its consolidated statements of cash flows, whereby net income will no longer be the starting point, which is expected to be replaced by operating profit. Further, management will be required to disclose in the notes to the consolidated financial statements certain similar performance measures currently disclosed and reconciled in management’s discussion and analysis.

Amendments to IFRS 9 and IFRS 7: Classification and Measurement of Financial Instruments

In May 2024, the IASB issued amendments to IFRS 9, Financial Instruments, and IFRS 7, Financial Instruments: Disclosures, relating to the classification and measurement requirements of financial instruments recognized within those standards. These amendments include, among others:

•Clarify that a financial liability is to be derecognized on the 'settlement date' and introduces an accounting policy to derecognize financial liabilities settled through an electronic payment system before settlement date if certain conditions are met; and
•Require additional disclosures for financial assets and liabilities with contractual terms that reference a contingent event and equity instruments classified at fair value through other comprehensive income.
These amendments will be effective for annual periods beginning on or after January 1, 2026 and will be applied retrospectively with an adjustment to opening retained earnings. Prior periods will not be required to be restated and can only be restated without using hindsight. The Company will continue to use the settlement date to derecognize financial liabilities for electronic payments. The other amendments are not expected to have an impact upon adoption and will be reassessed on an as needed basis.